ORGANIZATION - Equity activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Oct. 26, 2015 shares	Nov. 01, 2013 USD ($) $ / shares shares	Jul. 20, 2011 USD ($) shares	Jul. 20, 2011 CNY (¥) shares	Dec. 31, 2015 $ / shares shares	Jun. 30, 2015 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2014 shares	Nov. 21, 2013 $ / shares
Organization
Amount remitted upon closing of the Baidu Transaction | ¥									¥ 354,586
Gross proceeds from initial public offering and a private placement		$ 194,192							354,586
Ordinary shares
Organization
Number of ordinary shares outstanding		342,183,204
ADSs
Organization
Number of shares subscribed		12,612,800				6,842,106
Share price (in dollars per share) | $ / shares		$ 15.00
Class B ordinary shares
Organization
Number of shares subscribed		1,000,000				20,526,318
Amount remitted upon closing of the Baidu Transaction							$ 299,963	¥ 1,943,104	¥ 1,102,232
Share price (in dollars per share) | $ / shares		$ 5.00			$ 5		$ 5				$ 5
Number of underlying shares represented by one ADR		3			3		3		3	3
Number of ordinary shares outstanding		39,332,950			419,204,400		419,204,400			134,376,522
Class A ordinary shares
Organization
Number of ordinary shares outstanding		302,850,254			13,517,672		13,517,672			224,299,179
Shares exchanged (in shares)							210,781,507	210,781,507
Baidu
Organization
Equity interest on a fully diluted basis (as a percent)		54.10%
Baidu | Ordinary shares
Organization
Number of shares subscribed			181,402,116	181,402,116
Equity interest (as a percent)			62.01%	62.01%
Equity interest on a fully diluted basis (as a percent)			60.00%	60.00%
Total consideration of shares subscribed			$ 306,000	¥ 1,976,515
Percentage of total consideration remitted upon closing of the Baidu Transaction			85.00%	85.00%
Amount remitted upon closing of the Baidu Transaction			$ 260,100	¥ 1,680,039
Amount remitted to escrow account | $			$ 45,900
Ctrip
Organization
Number of shares subscribed					4,000,000
Ctrip | Ordinary shares
Organization
Shares exchanged (in shares)	11,488,381
Ctrip | Class B ordinary shares
Organization
Shares exchanged (in shares)					65,900,000
Number of shares owned after the transaction (in shares)	190,152,519
Ctrip | Baidu | ADSs
Organization
Stock exchange ratio	0.725
Ctrip | Baidu | Class B ordinary shares
Organization
Shares exchanged (in shares)	11,450,000
Ctrip | Baidu | Class A ordinary shares
Organization
Shares exchanged (in shares)	178,702,519